NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Loomis Short Term High Yield Fund

Supplement dated October 28, 2026
to the Summary Prospectus dated April 30, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Alessandro Pagani, CFA in the Summary Prospectus are deleted in their entirety.

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